UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22763

CPG Carlyle Fund, LLC (Formerly, CPG Carlyle Private Equity Fund, LLC)

(Exact name of registrant as specified in charter)

805 Third Avenue
New York, NY 10022

(Address of principal executive offices) (Zip code)

Mitchell A. Tanzman
c/o Central Park Advisers, LLC
805 Third Avenue
New York, NY 10022

 (Name and address of agent for service)

Registrant's telephone number, including area code: 212.317.9200

Date of fiscal year end: March 31

Date of reporting period: July 1, 2015 - June 30, 2016

     Form  N-PX is to be used by a  registered  management  investment  company, other than a small business  investment  company  registered on Form N-5 (ss.ss. 239.24 and 274.5 of this  chapter),  to file  reports with the  Commission,  not later than August 31 of each year,  containing  the  registrant's  proxy  voting record  for the most  recent  twelve-month  period  ended June 30,  pursuant  to section 30 of the Investment  Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A  registrant  is required to disclose  the  information  specified by Form N-PX, and the Commission will make this information  public. A registrant is not required to respond to the  collection  of  information  contained  in Form N-PX unless the Form  displays a  currently  valid  Office of  Management  and Budget ("OMB")  control number.  Please direct comments  concerning the accuracy of the information  collection  burden  estimate and any  suggestions  for reducing the burden to the Secretary,  Securities and Exchange Commission,  100 F Street, NE,  Washington,  DC  20549-0609.  The  OMB  has  reviewed  this  collection  of information under the clearance requirements of 44 U.S.C. ss. 3507.

PROXY VOTING RECORD

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2016 with respect to which the registrant was entitled to vote.

SIGNATURES

Pursuant  to the  requirements  of the  Investment  Company  Act  of  1940,  the registrant  has duly  caused  this  report  to be  signed  on its  behalf by the undersigned, thereunto duly authorized.

Registrant	CPG Carlyle Fund, LLC
(Formerly, CPG Carlyle Private Equity Fund, LLC)

By (Signature and Title)	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman,
Principal Executive Officer

Date	August 17, 2016